5. Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenues Tables Abstract
Revenues
	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Revenues from Resolution 1, SEE 19, SGE Resolution 70/2018, and amendments	27,378,909	19,487,339	14,052,286
Sales under contracts	7,350,706	1,379,572	420,401
Steam sales	434,648	378,351	354,554
Resale of gas transport and distribution capacity	286,282	298,264	-
Revenues from CVO thermal plant management	510,239	401,235	-
	35,960,784	21,944,761	14,827,241